SCHEDULE OF VALUATION ASSUMPTIONS OF OPTIONS (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Payment Arrangement [Abstract]
Weighted average fair value of options granted	$ 34.38
Risk-free interest rate	4.20%
Volatility	45.00%
Expected life	6 years 5 months 12 days
Dividend yield	0.00%